Schedule of Investments International Equity Portfolio^ (Unaudited)
March 31, 2024

Number of Shares		Value
Common Stocks 38.7%
Australia 0.2%
9,876	Glencore PLC	$54,260
Austria 0.2%
1,005	BAWAG Group AG	63,645 *(a)
Belgium 0.4%
4,000	Azelis Group NV	84,539
816	KBC Group NV	61,113
		145,652
Canada 0.1%
3,211	Softchoice Corp.	42,385
Denmark 2.6%
2,448	DSV AS	397,934
3,839	Novo Nordisk AS Class B	492,441
		890,375
France 1.2%
2,457	Bureau Veritas SA	74,963
361	Capgemini SE	83,073
165	Dassault Aviation SA	36,314
2,889	Exclusive Networks SA	68,569 *
491	Pernod Ricard SA	79,431
291	Safran SA	65,944
		408,294
Germany 2.1%
263	adidas AG	58,734
477	Deutsche Boerse AG	97,596
3,920	Deutsche Telekom AG	95,155
571	Merck KGaA	100,781
165	MTU Aero Engines AG	41,868
1,489	Qiagen NV	64,012 *
443	SAP SE ADR	86,398
918	Stabilus SE	58,433
1,119	Symrise AG	133,942
		736,919
Hong Kong 0.3%
8,400	AIA Group Ltd.	56,398
3,665	Prudential PLC	34,369
		90,767
Ireland 0.8%
7,950	Bank of Ireland Group PLC	81,052
1,067	Kerry Group PLC Class A	91,446
1,992	Smurfit Kappa Group PLC	90,841
		263,339
Italy 0.6%
2,526	Leonardo SpA	63,442
7,414	Nexi SpA	46,984 *(a)
Number of Shares		Value
Italy – cont'd
2,146	UniCredit SpA	$81,438
		191,864
Japan 19.2%
10,500	Daiei Kankyo Co. Ltd.	183,393
8,000	Dexerials Corp.	346,677
5,000	Ebara Corp.	452,008
13,500	Fuji Corp.	237,619
26,000	Fujitsu Ltd.	415,213
7,200	Hitachi Ltd.	654,221
900	Hoshizaki Corp.	32,717
11,300	KDDI Corp.	333,521
13,300	Kokusai Electric Corp.	337,815
15,100	MISUMI Group, Inc.	209,623
15,500	Nexon Co. Ltd.	257,002
8,100	NS Solutions Corp.	263,526
5,800	Oracle Corp. Japan	434,674
10,600	Otsuka Corp.	224,142
21,000	Renesas Electronics Corp.	372,335
63,300	Resona Holdings, Inc.	389,719
700	SMC Corp.	392,773
5,800	Sony Group Corp.	495,402
15,200	Terumo Corp.	277,080
4,500	Visional, Inc.	287,753 *
		6,597,213
Netherlands 2.1%
758	Aalberts NV	36,464
170	ASM International NV	103,789
277	ASML Holding NV	266,626
1,066	Heineken NV	102,746
5,318	ING Groep NV	87,471
3,696	Shell PLC	122,454
		719,550
Spain 0.1%
1,850	Fluidra SA	43,750
Sweden 0.3%
814	Autoliv, Inc.	98,030
Switzerland 1.5%
848	DSM-Firmenich AG	96,427
1,267	Julius Baer Group Ltd.	73,167
120	Lonza Group AG	71,879
951	Novartis AG	92,131
284	Roche Holding AG	72,334
1,037	Sandoz Group AG	31,288 *
2,360	SIG Group AG	52,337 *
126	Sonova Holding AG	36,479
		526,042
United Kingdom 5.4%
1,431	Ashtead Group PLC	101,866
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
1,311	AstraZeneca PLC	$176,686
6,592	BAE Systems PLC	112,280
15,093	BP PLC	94,429
1,371	Coca-Cola Europacific Partners PLC	95,901
3,386	Compass Group PLC	99,277
3,420	Experian PLC	149,094
10,884	HSBC Holdings PLC	85,033
89,192	Lloyds Banking Group PLC	58,268
1,281	London Stock Exchange Group PLC	153,436
17,247	Petershill Partners PLC	41,186 (a)
2,961	RELX PLC	127,963
14,143	Rentokil Initial PLC	84,201
26,910	RS GROUP PLC	246,854
4,365	Smith & Nephew PLC	54,630
3,684	TechnipFMC PLC	92,505
1,869	Unilever PLC	93,801
		1,867,410
United States 1.6%
221	Aon PLC Class A	73,752
833	CRH PLC	71,788
Number of Shares		Value
United States – cont'd
12,410	Haleon PLC	$52,174
291	ICON PLC	97,761 *
1,034	Nestle SA	109,780
1,781	Schlumberger NV	97,617
186	Schneider Electric SE	42,070
		544,942
Total Common Stocks (Cost $12,346,340)		13,284,437

Short-Term Investments 0.6%
Investment Companies 0.6%
225,700	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(b) (Cost $225,700)	225,700
Total Investments 39.3% (Cost $12,572,040)		13,510,137
Other Assets Less Liabilities 60.7%		20,841,743
Net Assets 100.0%		$34,351,880

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2024 amounted to $151,815, which represents 0.4% of net assets of the Fund.

(b)	Represents 7-day effective yield as of March 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Machinery	$1,463,387	4.3%
Semiconductors & Semiconductor Equipment	1,080,565	3.1%
IT Services	1,054,523	3.1%
Pharmaceuticals	965,661	2.8%
Banks	907,739	2.6%
Industrial Conglomerates	654,221	1.9%
Professional Services	639,773	1.9%
Software	521,072	1.5%
Household Durables	495,402	1.4%
Trading Companies & Distributors	433,259	1.3%
Air Freight & Logistics	397,934	1.2%
Electronic Equipment, Instruments & Components	389,062	1.1%
Health Care Equipment & Supplies	368,189	1.1%
Capital Markets	365,385	1.1%
Wireless Telecommunication Services	333,521	1.0%
Aerospace & Defense	319,848	0.9%
Beverages	278,078	0.8%
Commercial Services & Supplies	267,594	0.8%
Entertainment	257,002	0.7%
Life Sciences Tools & Services	233,652	0.7%
Chemicals	230,369	0.7%
Oil, Gas & Consumable Fuels	216,883	0.6%
Food Products	201,226	0.6%
Energy Equipment & Services	190,122	0.5%
Insurance	164,519	0.5%
Personal Care Products	145,975	0.4%
Containers & Packaging	143,178	0.4%
Hotels, Restaurants & Leisure	99,277	0.3%
Automobile Components	98,030	0.3%
Diversified Telecommunication Services	95,155	0.3%
Construction Materials	71,788	0.2%
Textiles, Apparel & Luxury Goods	58,734	0.2%
Metals & Mining	54,260	0.2%
Financial Services	46,984	0.1%
Electrical Equipment	42,070	0.1%
Short-Term Investments and Other Assets—Net	21,067,443	61.3%
	$34,351,880	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Denmark	$—	$890,375	$—	$890,375
Other Common Stocks#	12,394,062	—	—	12,394,062
Total Common Stocks	12,394,062	890,375	—	13,284,437
Short-Term Investments	—	225,700	—	225,700
Total Investments	$12,394,062	$1,116,075	$—	$13,510,137

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
March 31, 2024

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 3.5%
35,200	Axon Enterprise, Inc.	$11,013,376 *
46,400	HEICO Corp.	8,862,400
		19,875,776
Banks 1.4%
57,708	Pinnacle Financial Partners, Inc.	4,955,963
41,624	Western Alliance Bancorp	2,671,844
		7,627,807
Beverages 0.6%
43,200	Celsius Holdings, Inc.	3,582,144 *
Biotechnology 3.5%
21,177	Alnylam Pharmaceuticals, Inc.	3,164,903 *
30,149	BioMarin Pharmaceutical, Inc.	2,633,214 *
57,103	Exact Sciences Corp.	3,943,533 *
36,860	Natera, Inc.	3,371,216 *
26,521	Neurocrine Biosciences, Inc.	3,657,776 *
19,862	Sarepta Therapeutics, Inc.	2,571,334 *
		19,341,976
Building Products 1.1%
29,500	Builders FirstSource, Inc.	6,152,225 *
Capital Markets 7.6%
90,952	Ares Management Corp. Class A	12,094,797
29,669	Evercore, Inc. Class A	5,713,953
99,324	Jefferies Financial Group, Inc.	4,380,188
112,564	KKR & Co., Inc.	11,321,687
85,668	Tradeweb Markets, Inc. Class A	8,924,036
		42,434,661
Commercial Services & Supplies 3.6%
16,385	Cintas Corp.	11,256,986
60,200	Veralto Corp.	5,337,332
21,600	Waste Connections, Inc.	3,715,416
		20,309,734
Communications Equipment 0.8%
16,106	Arista Networks, Inc.	4,670,418 *
Construction & Engineering 0.9%
20,000	Quanta Services, Inc.	5,196,000
Consumer Staples Distribution & Retail 0.8%
61,828	BJ's Wholesale Club Holdings, Inc.	4,677,288 *
Containers & Packaging 1.1%
31,700	Packaging Corp. of America	6,016,026
Electrical Equipment 3.4%
38,900	AMETEK, Inc.	7,114,810
Number of Shares		Value
Electrical Equipment – cont'd
15,200	Hubbell, Inc.	$6,308,760
68,700	Vertiv Holdings Co.	5,610,729
		19,034,299
Electronic Equipment, Instruments & Components 1.0%
40,867	Jabil, Inc.	5,474,135
Energy Equipment & Services 0.7%
35,400	Weatherford International PLC	4,085,868 *
Entertainment 1.9%
39,470	Spotify Technology SA	10,416,133 *
Financial Services 2.9%
92,041	Apollo Global Management, Inc.	10,350,010
69,525	Block, Inc.	5,880,425 *
		16,230,435
Ground Transportation 2.5%
21,500	JB Hunt Transport Services, Inc.	4,283,875
44,600	Old Dominion Freight Line, Inc.	9,781,226
		14,065,101
Health Care Equipment & Supplies 5.9%
17,689	Align Technology, Inc.	5,800,577 *
95,039	Dexcom, Inc.	13,181,909 *
15,281	IDEXX Laboratories, Inc.	8,250,670 *
14,763	Inspire Medical Systems, Inc.	3,170,945 *
8,474	Shockwave Medical, Inc.	2,759,389 *
		33,163,490
Health Care Providers & Services 1.8%
42,172	Cencora, Inc.	10,247,374
Hotels, Restaurants & Leisure 5.3%
31,200	Churchill Downs, Inc.	3,861,000
45,700	Darden Restaurants, Inc.	7,638,755
61,900	DoorDash, Inc. Class A	8,524,868 *
218,300	DraftKings, Inc. Class A	9,913,003 *
		29,937,626
Household Durables 0.6%
7,700	TopBuild Corp.	3,393,621 *
Household Products 1.5%
80,700	Church & Dwight Co., Inc.	8,417,817
Independent Power and Renewable Electricity Producers 0.5%
41,300	Vistra Corp.	2,876,545
Insurance 0.8%
16,844	Arthur J Gallagher & Co.	4,211,674
Interactive Media & Services 2.3%
365,692	Pinterest, Inc. Class A	12,678,542 *
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services 2.5%
38,692	MongoDB, Inc.	$13,876,499 *
Life Sciences Tools & Services 5.3%
62,616	Agilent Technologies, Inc.	9,111,254
110,533	Avantor, Inc.	2,826,329 *
36,114	Bruker Corp.	3,392,549
45,582	IQVIA Holdings, Inc.	11,527,232 *
90,878	Stevanato Group SpA	2,917,184
		29,774,548
Machinery 1.9%
70,300	Fortive Corp.	6,047,206
45,300	Ingersoll Rand, Inc.	4,301,235
		10,348,441
Media 2.0%
128,046	Trade Desk, Inc. Class A	11,193,781 *
Oil, Gas & Consumable Fuels 1.2%
32,857	Diamondback Energy, Inc.	6,511,272
Professional Services 1.0%
23,900	Verisk Analytics, Inc.	5,633,947
Real Estate Management & Development 0.9%
52,900	CoStar Group, Inc.	5,110,140 *
Semiconductors & Semiconductor Equipment 2.8%
60,693	Lattice Semiconductor Corp.	4,748,014 *
16,203	Monolithic Power Systems, Inc.	10,976,236
		15,724,250
Software 13.1%
13,296	Cadence Design Systems, Inc.	4,138,779 *
48,742	Crowdstrike Holdings, Inc. Class A	15,626,198 *
97,434	Datadog, Inc. Class A	12,042,842 *
68,847	Descartes Systems Group, Inc.	6,301,566 *
8,293	Fair Isaac Corp.	10,363,016 *
27,230	Manhattan Associates, Inc.	6,813,763 *
496,559	Palantir Technologies, Inc. Class A	11,425,822 *
Number of Shares		Value
Software – cont'd
35,944	Zscaler, Inc.	$6,923,893 *
		73,635,879
Specialty Retail 5.3%
5,700	O'Reilly Automotive, Inc.	6,434,616 *
12,600	RH	4,388,076 *
69,000	Ross Stores, Inc.	10,126,440
17,100	Ulta Beauty, Inc.	8,941,248 *
		29,890,380
Technology Hardware, Storage & Peripherals 1.7%
138,408	Pure Storage, Inc. Class A	7,195,832 *
2,457	Super Micro Computer, Inc.	2,481,643 *
		9,677,475
Textiles, Apparel & Luxury Goods 2.8%
11,400	Deckers Outdoor Corp.	10,730,364 *
146,500	On Holding AG Class A	5,183,170 *
		15,913,534
Trading Companies & Distributors 3.5%
10,700	United Rentals, Inc.	7,715,877
11,700	W.W. Grainger, Inc.	11,902,410
		19,618,287
Total Common Stocks (Cost $420,113,505)		561,025,148

Short-Term Investments 0.2%
Investment Companies 0.2%
1,304,671	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(a) (Cost $1,304,671)	1,304,671
Total Investments 100.2% (Cost $421,418,176)		562,329,819
Liabilities Less Other Assets (0.2)%		(1,071,154)
Net Assets 100.0%		$561,258,665

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$561,025,148	$—	$—	$561,025,148
Short-Term Investments	—	1,304,671	—	1,304,671
Total Investments	$561,025,148	$1,304,671	$—	$562,329,819

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
March 31, 2024

Number of Shares		Value
Common Stocks 99.6%
Aerospace & Defense 3.2%
6,077	General Dynamics Corp.	$1,716,692
12,037	L3Harris Technologies, Inc.	2,565,084
		4,281,776
Automobile Components 1.9%
31,307	Aptiv PLC	2,493,603 *
Banks 3.2%
159,115	Huntington Bancshares, Inc.	2,219,654
52,979	Truist Financial Corp.	2,065,122
		4,284,776
Beverages 0.5%
10,415	Molson Coors Beverage Co. Class B	700,409
Building Products 3.4%
36,861	Fortune Brands Innovations, Inc.	3,121,021
60,047	Resideo Technologies, Inc.	1,346,254 *
		4,467,275
Chemicals 0.7%
9,089	Ashland, Inc.	884,996
Commercial Services & Supplies 2.0%
96,640	OPENLANE, Inc.	1,671,872 *
19,263	Stericycle, Inc.	1,016,123 *
		2,687,995
Communications Equipment 2.9%
42,446	Ciena Corp.	2,098,954 *
4,708	Motorola Solutions, Inc.	1,671,246
		3,770,200
Construction & Engineering 1.9%
28,944	Arcosa, Inc.	2,485,132
Consumer Finance 0.6%
20,349	Bread Financial Holdings, Inc.	757,797
Consumer Staples Distribution & Retail 1.8%
17,520	Dollar Tree, Inc.	2,332,788 *
Containers & Packaging 2.2%
5,190	Avery Dennison Corp.	1,158,667
47,719	Sealed Air Corp.	1,775,147
		2,933,814
Electric Utilities 1.9%
63,914	FirstEnergy Corp.	2,468,359
Electronic Equipment, Instruments & Components 6.7%
6,776	CDW Corp.	1,733,165
20,131	Coherent Corp.	1,220,341 *
26,926	IPG Photonics Corp.	2,441,919 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
17,542	Itron, Inc.	$1,622,986 *
4,363	Teledyne Technologies, Inc.	1,873,123 *
		8,891,534
Energy Equipment & Services 1.7%
67,562	Baker Hughes Co.	2,263,327
Entertainment 1.7%
238,804	Lions Gate Entertainment Corp. Class B	2,223,265 *
Financial Services 1.8%
17,640	Global Payments, Inc.	2,357,762
Food Products 2.5%
99,481	Hain Celestial Group, Inc.	781,921 *
65,959	TreeHouse Foods, Inc.	2,569,103 *
		3,351,024
Health Care Equipment & Supplies 4.3%
41,336	Avanos Medical, Inc.	823,000 *
21,055	Haemonetics Corp.	1,797,044 *
19,402	Zimmer Biomet Holdings, Inc.	2,560,676
29,313	Zimvie, Inc.	483,371 *
		5,664,091
Health Care Providers & Services 2.4%
5,870	McKesson Corp.	3,151,309
Hotels, Restaurants & Leisure 6.4%
23,415	Bloomin' Brands, Inc.	671,542
88,505	International Game Technology PLC	1,999,328
56,599	MGM Resorts International	2,672,039 *
50,435	Travel & Leisure Co.	2,469,297
12,023	United Parks & Resorts, Inc.	675,813 *
		8,488,019
Independent Power and Renewable Electricity Producers 3.0%
56,605	Vistra Corp.	3,942,538
Insurance 3.7%
14,926	Allstate Corp.	2,582,347
20,436	Globe Life, Inc.	2,378,138
		4,960,485
IT Services 2.3%
31,500	Kyndryl Holdings, Inc.	685,440 *
17,561	Wix.com Ltd.	2,414,286 *
		3,099,726
Life Sciences Tools & Services 0.7%
3,206	Charles River Laboratories International, Inc.	868,666 *
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 4.1%
36,488	Allison Transmission Holdings, Inc.	$2,961,366
67,862	Enerpac Tool Group Corp.	2,419,959
		5,381,325
Metals & Mining 0.6%
37,414	Cleveland-Cliffs, Inc.	850,794 *
Multi-Utilities 3.5%
101,895	CenterPoint Energy, Inc.	2,902,989
34,865	Dominion Energy, Inc.	1,715,009
		4,617,998
Oil, Gas & Consumable Fuels 6.4%
36,989	Devon Energy Corp.	1,856,108
22,463	EOG Resources, Inc.	2,871,670
9,663	Phillips 66	1,578,354
56,201	Williams Cos., Inc.	2,190,153
		8,496,285
Professional Services 5.1%
85,457	Alight, Inc. Class A	841,751 *
18,730	Concentrix Corp.	1,240,301
317,097	Conduent, Inc.	1,071,788 *
55,592	KBR, Inc.	3,538,987
		6,692,827
Retail REITs 1.7%
37,346	Regency Centers Corp.	2,261,674
Semiconductors & Semiconductor Equipment 3.9%
12,878	Enphase Energy, Inc.	1,557,980 *
6,383	NXP Semiconductors NV	1,581,516
18,852	Skyworks Solutions, Inc.	2,042,049
		5,181,545
Number of Shares		Value
Software 2.7%
24,352	DocuSign, Inc.	$1,450,162 *
51,585	Dropbox, Inc. Class A	1,253,515 *
24,128	Smartsheet, Inc. Class A	928,928 *
		3,632,605
Specialty Retail 1.6%
8,345	Best Buy Co., Inc.	684,540
27,511	ODP Corp.	1,459,459 *
		2,143,999
Technology Hardware, Storage & Peripherals 4.0%
137,322	Hewlett Packard Enterprise Co.	2,434,719
54,540	Pure Storage, Inc. Class A	2,835,535 *
		5,270,254
Textiles, Apparel & Luxury Goods 0.7%
121,247	Under Armour, Inc. Class C	865,704 *
Trading Companies & Distributors 1.9%
29,626	AerCap Holdings NV	2,574,796 *
Total Common Stocks (Cost $97,197,712)		131,780,472

Short-Term Investments 0.1%
Investment Companies 0.1%
151,573	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(a) (Cost $151,573)	151,573
Total Investments 99.7% (Cost $97,349,285)		131,932,045
Other Assets Less Liabilities 0.3%		368,714
Net Assets 100.0%		$132,300,759

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$131,780,472	$—	$—	$131,780,472
Short-Term Investments	—	151,573	—	151,573
Total Investments	$131,780,472	$151,573	$—	$131,932,045

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
March 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 28.4%
Collateralized Mortgage Obligations 10.2%
$89,541	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	$86,668 (a)(b)
118,453	Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, 6.00%, due 2/25/2055	117,567 (a)(b)
Connecticut Avenue Securities Trust
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.97%, due 12/25/2041	411,766 (a)(c)
460,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.22%, due 12/25/2041	463,177 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.82%, due 3/25/2042	413,973 (a)(c)
318,081	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.87%, due 7/25/2042	326,481 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.92%, due 7/25/2042	45,392 (a)(c)
224,891	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	190,754 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
158,076	Series 2021-HQA2, Class M2, (30 day USD SOFR Average + 2.05%), 7.37%, due 12/25/2033	160,057 (a)(c)
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.72%, due 2/25/2042	391,962 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.07%, due 2/25/2042	289,267 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.57%, due 3/25/2042	346,748 (a)(c)
182,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.87%, due 8/25/2042	190,916 (a)(c)
Federal Home Loan Mortgage Corp. STACR Trust
551,010	Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.68%, due 7/25/2029	570,642 (c)
660,327	Series 2017-HQA3, Class M2, (30 day USD SOFR Average + 2.46%), 7.78%, due 4/25/2030	679,187 (c)
Federal National Mortgage Association Connecticut Avenue Securities
236,000	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.87%, due 10/25/2041	237,017 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.97%, due 6/25/2042	266,263 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.92%, due 7/25/2042	235,648 (a)(c)
356,735	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.72%, due 12/25/2042	366,324 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.67%, due 1/25/2043	133,993 (a)(c)
GCAT Trust
175,232	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	166,462 (a)(b)
422,210	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	335,649 (a)(b)
87,249	HarborView Mortgage Loan Trust, Series 2004-4, Class 3A, (1 mo. USD Term SOFR + 1.24%), 6.57%, due 6/19/2034	80,352 (c)
JP Morgan Mortgage Trust
184,256	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	183,062 (a)(b)
150,178	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.82%, due 8/25/2054	150,177 (a)(c)
42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 7.32%, due 8/25/2054	42,000 (a)(c)
97,175	Sequoia Mortgage Trust, Series 2024-2, Class A10, 6.00%, due 12/25/2053	96,715 (a)(b)
415,341	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	338,222 (a)(b)
405,018	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	377,000 (a)
Verus Securitization Trust
407,425	Series 2021-3, Class A3, 1.44%, due 6/25/2066	334,572 (a)(b)
363,036	Series 2021-6, Class A3, 1.89%, due 10/25/2066	303,188 (a)(b)
8,331,201
Commercial Mortgage-Backed 10.7%
BBCMS Mortgage Trust
5,331,806	Series 2021-C11, Class XA, 1.37%, due 9/15/2054	360,391 (b)(d)
1,021,677	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	77,561 (b)(d)
235,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	227,381 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$100,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	$91,691 (a)(b)
114,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	86,050 (b)
44,000	Series 2023-B40, Class C, 7.39%, due 12/15/2056	46,516 (b)
15,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	15,162 (b)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	95,803 (b)
157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.02%, due 4/15/2037	157,196 (a)(c)
BX Commercial Mortgage Trust
1,150,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.09%, due 9/15/2036	1,133,161 (a)(c)
147,000	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 7.27%, due 2/15/2039	146,265 (a)(c)
148,000	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.99%, due 3/15/2041	148,000 (a)(c)
BX Trust
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.97%, due 2/15/2041	168,947 (a)(c)
256,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	225,593 (a)(b)
CAMB Commercial Mortgage Trust
1,006,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.37%, due 12/15/2037	1,005,371 (a)(c)
130,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 8.17%, due 12/15/2037	129,025 (a)(c)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	98,718 (a)(b)
9,358	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	9,152
COMM Mortgage Trust
1,111,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	962,339
6,184,838	Series 2014-CR18, Class XA, 0.87%, due 7/15/2047	1,336 (b)(d)
13,902,098	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.89%, due 11/15/2048	155,118 (b)(d)
800,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, due 9/10/2035	751,993 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	144,828 (d)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	99,271 (b)(d)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	78,747 (b)(d)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	74,567 (b)
100,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 8.19%, due 3/15/2039	100,156 (a)(c)
GS Mortgage Securities Trust
64,951	Series 2010-C1, Class B, 5.15%, due 8/10/2043	64,699 (a)
11,320,434	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	113 (b)(d)
64,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	59,506 (b)
17,016,951	Series 2015-GC30, Class XA, 0.72%, due 5/10/2050	88,793 (b)(d)
217,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.81%, due 8/15/2039	218,085 (a)(c)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	97,260 (a)(b)
214,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	184,043 (a)(b)
125,000	MCR Mortgage Trust, Series 2024-HTL, Class C, (1 mo. USD Term SOFR + 3.11%), 8.43%, due 2/15/2037	124,123 (a)(c)
124,403	Med Trust, Series 2021-MDLN, Class F, (1 mo. USD Term SOFR + 4.11%), 9.44%, due 11/15/2038	124,170 (a)(c)
96,942	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	88,775 (b)
70,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.05%, due 12/15/2051	62,203 (b)
MSWF Commercial Mortgage Trust
10,000	Series 2023-2, Class D, 4.00%, due 12/15/2056	7,049 (a)
29,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	30,196 (b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$693,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD Term SOFR + 2.66%), 7.99%, due 11/15/2038	$505,756 (a)(c)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 6.14%, due 3/15/2036	146,259 (a)(c)
116,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.63%, due 10/19/2036	116,399 (a)(c)
Taubman Centers Commercial Mortgage Trust
146,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.26%, due 5/15/2037	146,912 (a)(c)
123,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.10%, due 5/15/2037	123,307 (a)(c)
8,777,986
Federal Home Loan Mortgage Corp. 4.1%
Pass-Through Certificates
78,016	3.50%, due 5/1/2026	76,262
261,820	4.50%, due 11/1/2039	257,093
1,736,765	5.50%, due 9/1/2052 - 4/1/2053	1,729,730
1,310,099	6.00%, due 10/1/2052 - 3/1/2053	1,323,399
3,386,484
Federal National Mortgage Association 3.4%
Pass-Through Certificates
494,583	4.50%, due 5/1/2041 - 5/1/2044	483,750
1,003,548	5.50%, due 11/1/2052 - 5/1/2053	999,199
1,332,352	6.00%, due 11/1/2052 - 10/1/2053	1,347,804
2,830,753
Total Mortgage-Backed Securities (Cost $25,538,019)		23,326,424
Asset-Backed Securities 19.7%
1,125,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD Term SOFR + 1.46%), 6.78%, due 10/15/2034	1,125,000 (a)(c)
194,720	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	174,080 (a)
183,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	183,974 (a)
Avis Budget Rental Car Funding AESOP LLC
115,000	Series 2022-5A, Class CN, 9.27%, due 4/20/2027	114,875 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	142,823 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	126,556 (a)
265,279	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	266,803 (a)
204,000	CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, due 4/14/2032	206,269 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	143,667 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	93,851 (a)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,368,808 (a)
CyrusOne Data Centers Issuer I LLC
73,691	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	69,341 (a)
121,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	118,466 (a)
Dell Equipment Finance Trust
103,339	Series 2023-1, Class A2, 5.65%, due 9/22/2028	103,319 (a)
100,000	Series 2023-3, Class A3, 5.93%, due 4/23/2029	101,175 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.80%, due 10/20/2034	564,978 (a)(c)
160,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	161,594 (a)
Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.06%, due 3/1/2028	100,258 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$100,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.46%, due 3/1/2028	$100,257 (a)(c)
63,096	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	61,234 (a)
JP Morgan Mortgage Trust
170,323	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.02%, due 3/25/2054	171,599 (a)(c)
75,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.42%, due 5/25/2054	75,562 (a)(c)
210,096	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	203,932 (a)
196,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	195,881 (a)
264,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	265,021 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 8.33%, due 10/20/2030	493,122 (a)(c)
MVW LLC
256,713	Series 2021-2A, Class A, 1.43%, due 5/20/2039	237,131 (a)
177,933	Series 2021-2A, Class B, 1.83%, due 5/20/2039	164,079 (a)
53,358	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	49,608 (a)
147,000	Series 2024-1A, Class B, 5.51%, due 2/20/2043	147,137 (a)
Navient Private Education Refi Loan Trust
52,596	Series 2021-CA, Class A, 1.06%, due 10/15/2069	46,216 (a)
339,090	Series 2021-EA, Class A, 0.97%, due 12/16/2069	293,095 (a)
312,144	Series 2021-FA, Class A, 1.11%, due 2/18/2070	266,512 (a)
425,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, due 4/15/2026	424,115 (a)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	522,191 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 1.55%, due 4/25/2037	1,004,176 (a)(c)(e)
1,900,000	RRX 3 Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.58%), 6.90%, due 4/15/2034	1,903,155 (a)(c)
45,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	44,863
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	63,228 (a)
Sierra Timeshare Receivables Funding LLC
48,810	Series 2019-2A, Class A, 2.59%, due 5/20/2036	48,392 (a)
59,251	Series 2020-2A, Class C, 3.51%, due 7/20/2037	57,404 (a)
85,929	Series 2023-2A, Class C, 7.30%, due 4/20/2040	87,280 (a)
131,214	Series 2023-3A, Class B, 6.44%, due 9/20/2040	132,810 (a)
206,000	Series 2024-1A, Class C, 5.94%, due 1/20/2043	205,098 (a)
500,000	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, (3 mo. USD Term SOFR + 3.11%), 8.43%, due 4/20/2029	499,984 (a)(c)
24,223	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	24,210 (a)
167,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	167,576 (a)
Taco Bell Funding LLC
120,937	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	119,119 (a)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	94,202 (a)
201,767	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	183,423 (a)
100,000	TIF Funding III LLC, Series 2024-1A, Class B, 5.58%, due 5/22/2034	100,258 (a)(e)
Towd Point Mortgage Trust
222,369	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	222,392 (a)
203,073	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	203,318 (a)
500,000	TRESTLES CLO III Ltd., Series 2020-3A, Class D, (3 mo. USD Term SOFR + 3.51%), 8.83%, due 1/20/2033	497,347 (a)(c)
213,126	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	214,357 (a)
172,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, due 5/17/2027	171,880 (a)
1,125,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.80%, due 10/15/2034	1,125,182 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$90,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	$90,070 (a)(e)
Total Asset-Backed Securities (Cost $16,297,088)		16,142,253

Corporate Bonds 46.2%
Aerospace & Defense 3.1%
	Boeing Co.
685,000	2.20%, due 2/4/2026	641,296
480,000	2.70%, due 2/1/2027	442,130
1,465,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,475,453
		2,558,879
Agriculture 0.5%
405,000	Philip Morris International, Inc., 4.75%, due 2/12/2027	402,750
Airlines 0.9%
140,000	American Airlines, Inc., 7.25%, due 2/15/2028	142,174 (a)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	141,837 (a)
312,083	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	308,909 (a)
110,000	Latam Airlines Group SA, 13.38%, due 10/15/2027	123,319 (a)
		716,239
Auto Manufacturers 3.3%
	Ford Motor Credit Co. LLC
20,000	6.95%, due 6/10/2026	20,435
190,000	7.35%, due 11/4/2027	199,267
65,000	6.80%, due 5/12/2028	67,528
160,000	2.90%, due 2/10/2029	141,072
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	512,170
945,000	5.40%, due 4/6/2026	945,351
	Volkswagen Group of America Finance LLC
370,000	3.35%, due 5/13/2025	361,172 (a)
420,000	6.00%, due 11/16/2026	428,138 (a)
		2,675,133
Auto Parts & Equipment 0.4%
130,000	IHO Verwaltungs GmbH, 6.00% Cash/6.75% PIK, due 5/15/2027	129,832 (a)(f)
205,000	ZF North America Capital, Inc., 4.75%, due 4/29/2025	202,457 (a)
		332,289
Banks 13.4%
	Banco Santander SA
550,000	2.75%, due 5/28/2025	531,703
1,220,000	5.15%, due 8/18/2025	1,211,468
	Bank of America Corp.
400,000	3.95%, due 4/21/2025	393,596
1,085,000	3.38%, due 4/2/2026	1,061,204 (g)
465,000	Barclays PLC, 5.67%, due 3/12/2028	466,654 (g)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,068,223 (g)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,521,313 (g)
	JPMorgan Chase & Co.
700,000	2.30%, due 10/15/2025	687,667 (g)
505,000	4.08%, due 4/26/2026	497,263 (g)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Morgan Stanley
$100,000	3.62%, due 4/17/2025	$99,888 (g)
1,200,000	0.79%, due 5/30/2025	1,188,875 (g)
855,000	1.59%, due 5/4/2027	790,869 (g)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	351,736 (g)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,079,604 (g)
10,950,063
Building Materials 0.3%
160,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	164,361 (a)
105,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	102,457 (a)
266,818
Chemicals 0.5%
65,000	INEOS Finance PLC, 7.50%, due 4/15/2029	65,200 (a)
160,000	Olympus Water U.S. Holding Corp., 7.13%, due 10/1/2027	161,620 (a)
210,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	203,812 (a)
430,632
Commercial Services 0.5%
245,000	Champions Financing, Inc., 8.75%, due 2/15/2029	256,674 (a)
140,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	123,301 (a)
379,975
Computers 0.2%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	122,288 (a)
Distribution - Wholesale 0.1%
90,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	80,472 (a)
Diversified Financial Services 1.0%
540,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 7/15/2025	545,206
260,000	OneMain Finance Corp., 3.50%, due 1/15/2027	241,358
786,564
Electric 2.6%
90,000	Calpine Corp., 4.50%, due 2/15/2028	85,362 (a)
465,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	439,756
NextEra Energy Capital Holdings, Inc.
900,000	5.75%, due 9/1/2025	903,862
500,000	4.95%, due 1/29/2026	497,597
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	85,817 (a)(g)(h)
80,000	Vistra Corp., 7.00%, due 12/15/2026	79,212 (a)(g)(h)
2,091,606
Electronics 0.2%
175,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	158,725 (a)
Engineering & Construction 0.4%
200,000	Artera Services LLC, 8.50%, due 2/15/2031	205,049 (a)
140,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	128,369 (a)
333,418
Entertainment 1.2%
1,010,000	Warnermedia Holdings, Inc., 6.41%, due 3/15/2026	1,010,017
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Environmental Control 0.1%
$90,000	Madison IAQ LLC, 4.13%, due 6/30/2028	$83,241 (a)
Food 0.2%
185,000	Campbell Soup Co., 5.30%, due 3/20/2026	185,139
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	109,155 (a)
Healthcare - Products 0.2%
170,000	Medline Borrower LP, 5.25%, due 10/1/2029	160,679 (a)
Holding Companies - Diversified 0.2%
160,000	Benteler International AG, 10.50%, due 5/15/2028	173,032 (a)
Insurance 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
200,000	6.75%, due 10/15/2027	197,045 (a)
120,000	7.00%, due 1/15/2031	121,202 (a)
220,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	202,682 (a)
520,929
Internet 0.5%
375,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	386,247 (a)
Leisure Time 0.3%
140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	141,083 (a)
130,000	VOC Escrow Ltd., 5.00%, due 2/15/2028	125,071 (a)
266,154
Machinery - Diversified 0.2%
200,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	196,086 (a)
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	78,779 (a)
170,000	5.13%, due 5/1/2027	161,971 (a)
CSC Holdings LLC
90,000	5.50%, due 4/15/2027	80,524 (a)
80,000	11.75%, due 1/31/2029	80,125 (a)
550,000	Fox Corp., 3.05%, due 4/7/2025	536,233
937,632
Oil & Gas 1.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
220,000	7.00%, due 11/1/2026	220,550 (a)
90,000	5.88%, due 6/30/2029	85,809 (a)
230,000	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	238,865 (a)
275,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	289,496 (a)
170,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	162,119 (a)
120,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	121,799 (a)
1,118,638
Packaging & Containers 0.1%
120,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	122,250 (a)
Pharmaceuticals 1.9%
805,000	AbbVie, Inc., 4.80%, due 3/15/2029	806,181
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
$295,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	$297,439 (a)
450,000	CVS Health Corp., 3.63%, due 4/1/2027	432,884
		1,536,504
Pipelines 2.9%
	Energy Transfer LP
35,000	5.75%, due 4/1/2025	34,989
485,000	6.05%, due 12/1/2026	494,557
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	153,990
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	617,450
660,000	MPLX LP, 4.88%, due 6/1/2025	654,476
20,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	19,257 (a)
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	275,637 (a)
120,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	122,422 (a)
		2,372,778
Real Estate Investment Trusts 2.6%
	American Tower Corp.
405,000	1.60%, due 4/15/2026	376,101
1,305,000	1.45%, due 9/15/2026	1,189,415
216,000	American Tower Trust 1, 5.49%, due 3/15/2028	217,803 (a)
90,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	80,278 (a)
190,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	162,616 (a)
130,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	121,974 (a)
		2,148,187
Semiconductors 0.7%
580,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	539,460
Software 1.8%
90,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	82,316 (a)
	Oracle Corp.
100,000	5.80%, due 11/10/2025	100,824
1,415,000	1.65%, due 3/25/2026	1,320,656
		1,503,796
Telecommunications 2.5%
565,000	AT&T, Inc., 1.70%, due 3/25/2026	528,245
170,000	Frontier Communications Holdings LLC, 5.88%, due 10/15/2027	164,583 (a)
	Level 3 Financing, Inc.
31,687	11.00%, due 11/15/2029	32,954 (a)(i)
220,000	3.88%, due 10/15/2030	129,800 (a)
	T-Mobile USA, Inc.
550,000	2.25%, due 2/15/2026	520,442
690,000	3.75%, due 4/15/2027	664,544
		2,040,568
Water 0.2%
160,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	161,740 (a)
Total Corporate Bonds (Cost $38,446,958)		37,858,083
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Loan Assignments(c)2.7%
Aerospace & Defense 0.1%
$88,806	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 2/1/2028	$88,640
Air Transport 0.1%
76,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.33%, due 4/20/2028	79,358
Business Equipment & Services 0.3%
85,000	Veritiv Corp., Term Loan B, (1 mo. USD Term SOFR), due 11/30/2030	84,416 (i)(j)
175,134	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.19%, due 5/18/2025	174,884
		259,300
Chemicals & Plastics 0.1%
85,000	INEOS Quattro Holdings UK Ltd., First Lien Term Loan B, (1 mo. USD Term SOFR), due 4/2/2029	84,629 (i)(j)
Commercial Services 0.1%
90,000	Neptune Bidco U.S., Inc., Term Loan B, (1 mo. USD Term SOFR), due 4/11/2029	82,861 (i)(j)
Diversified Financial Services 0.3%
248,752	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.33%, due 6/22/2028	248,727
Equipment Leasing 0.3%
199,500	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.57%, due 6/20/2030	199,536
81,151	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 10/23/2028	81,320
		280,856
Health Care 0.5%
209,467	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 2/15/2029	207,209
172,331	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 3/6/2027	172,439
		379,648
Industrial Equipment 0.1%
45,587	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.93%, due 3/31/2027	45,633
Internet 0.1%
64,111	Gen Digital, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.43%, due 9/12/2029	64,065
Leisure Goods - Activities - Movies 0.2%
153,837	Carnival Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 8/8/2027	153,934
Life Sciences Tools & Services 0.2%
210,000	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.31%, due 9/27/2030	208,582
Oil & Gas 0.1%
85,000	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR), due 8/1/2029	84,621 (i)(j)
Retailers (except food & drug) 0.1%
87,798	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.82%, due 3/3/2028	81,060
Telecommunications 0.0%(k)
2,557	Lumen Technologies, Inc., Term Loan A, (1 mo. USD Term SOFR), due 6/1/2028	2,148 (i)(j)
Utilities 0.1%
79,795	USIC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR), due 5/12/2028	79,578 (i)(j)
Total Loan Assignments (Cost $2,214,836)		2,223,640
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 4.0%
Investment Companies 4.0%
3,251,893	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(l) (Cost $3,251,893)	$3,251,893
Total Investments 101.0% (Cost $85,748,794)		82,802,293
Liabilities Less Other Assets (1.0)%		(787,617)(m)
Net Assets 100.0%		$82,014,676

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2024, these securities amounted to $38,607,155, which represents 47.1% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31,
2024.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2024 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)	When-issued security. Total value of all such securities at March 31, 2024 amounted to $1,194,504, which represents 1.5% of net assets of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	All or a portion of this security had not settled as of March 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Represents less than 0.05% of net assets of the Fund.
(l)	Represents 7-day effective yield as of March 31, 2024.
(m)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$67,433,255	82.2%
Cayman Islands	6,712,960	8.2%
Spain	1,743,171	2.1%
Germany	1,615,124	2.0%
Ireland	793,933	1.0%
United Kingdom	551,283	0.7%
Mexico	238,865	0.3%
Austria	173,032	0.2%
Chile	123,319	0.1%
Bermuda	100,258	0.1%
Luxembourg	65,200	0.1%
Short-Term Investments and Other Liabilities—Net	2,464,276	3.0%
	$82,014,676	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At March 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2024	235	U.S. Treasury Note, 2 Year	$48,053,828	$(58,165)
Total Long Positions			$48,053,828	$(58,165)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2024	15	U.S. Treasury Note, 10 Year	$(1,661,953)	$(11,631)
6/2024	94	U.S. Treasury Note, 5 Year	(10,059,469)	(30,279)
6/2024	13	U.S. Treasury Note, Ultra 10 Year	(1,489,922)	(14,549)
6/2024	7	U.S. Treasury Ultra Bond	(903,000)	(18,905)
Total Short Positions			$(14,114,344)	$(75,364)
Total Futures				$(133,529)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$23,326,424	$—	$23,326,424
Asset-Backed Securities	—	16,142,253	—	16,142,253
Corporate Bonds#	—	37,858,083	—	37,858,083
Loan Assignments#	—	2,223,640	—	2,223,640
Short-Term Investments	—	3,251,893	—	3,251,893
Total Investments	$—	$82,802,293	$—	$82,802,293

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2024
Investments in Securities:
Corporate Bonds(1)	$112	$—	$—	$—	$—	$—	$—	$(112)	$—	$—
Total	$112	$—	$—	$—	$—	$—	$—	$(112)	$—	$—
(1) At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at March 31, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(133,529)	$—	$—	$(133,529)
Total	$(133,529)	$—	$—	$(133,529)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
March 31, 2024

Number of Shares		Value
Common Stocks 99.5%
Banks 4.2%
446,533	Bank of America Corp.	$16,932,531
86,265	JPMorgan Chase & Co.	17,278,880
		34,211,411
Broadline Retail 8.5%
389,834	Amazon.com, Inc.	70,318,257 *
Capital Markets 3.1%
225,779	Interactive Brokers Group, Inc. Class A	25,221,772
Communications Equipment 2.2%
61,358	Arista Networks, Inc.	17,792,593 *
Consumer Staples Distribution & Retail 1.2%
13,852	Costco Wholesale Corp.	10,148,391
Diversified Telecommunication Services 0.5%
20,841	Space Exploration Technologies Corp. Class A	2,021,577 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	2,169,696 *#(a)(b)
		4,191,273
Electrical Equipment 1.2%
357,507	Vestas Wind Systems AS	9,972,157 *
Electronic Equipment, Instruments & Components 1.4%
38,858	Zebra Technologies Corp. Class A	11,713,355 *
Financial Services 12.7%
15	Berkshire Hathaway, Inc. Class A	9,516,600 *
90,612	Berkshire Hathaway, Inc. Class B	38,104,158 *
112,889	Fiserv, Inc.	18,041,920 *
79,821	MasterCard, Inc. Class A	38,439,399
		104,102,077
Ground Transportation 2.0%
442,264	CSX Corp.	16,394,726
Health Care Equipment & Supplies 2.0%
51,841	Becton Dickinson & Co.	12,828,055
6,715	IDEXX Laboratories, Inc.	3,625,630 *
		16,453,685
Health Care Providers & Services 8.2%
113,362	Cencora, Inc.	27,545,832
99,014	Cigna Group	35,960,895
7,814	UnitedHealth Group, Inc.	3,865,586
		67,372,313
Hotels, Restaurants & Leisure 3.0%
839,055	Compass Group PLC	24,600,874
Number of Shares		Value
Household Products 1.9%
173,859	Colgate-Palmolive Co.	$15,656,003
Insurance 3.3%
132,524	Progressive Corp.	27,408,614
Interactive Media & Services 6.6%
361,687	Alphabet, Inc. Class A	54,589,419 *
IT Services 3.6%
246,773	GoDaddy, Inc. Class A	29,287,020 *
Life Sciences Tools & Services 2.4%
45,147	Danaher Corp.	11,274,109
33,945	IQVIA Holdings, Inc.	8,584,351 *
		19,858,460
Machinery 1.5%
124,862	Otis Worldwide Corp.	12,395,051
Materials 1.8%
43,619	Sherwin-Williams Co.	15,150,187
Multi-Utilities 1.5%
904,641	National Grid PLC	12,171,507
Oil, Gas & Consumable Fuels 1.5%
433,625	Coterra Energy, Inc.	12,089,465
Pharmaceuticals 1.3%
41,514	Roche Holding AG	10,573,561
Semiconductors & Semiconductor Equipment 4.7%
95,178	Applied Materials, Inc.	19,628,559
109,567	Texas Instruments, Inc.	19,087,667
		38,716,226
Software 11.6%
30,395	Intuit, Inc.	19,756,750
179,614	Microsoft Corp.	75,567,202
		95,323,952
Specialty Retail 0.8%
16,700	Home Depot, Inc.	6,406,120
Technology Hardware, Storage & Peripherals 2.3%
108,874	Apple, Inc.	18,669,713
Trading Companies & Distributors 4.5%
23,694	United Rentals, Inc.	17,085,981
19,894	W.W. Grainger, Inc.	20,238,166
		37,324,147

Total Common Stocks (Cost $414,134,825)		818,112,329
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 0.4%
Diversified Telecommunication Services 0.4%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	$3,325,160 *#(a)(b)
Principal Amount

Short-Term Investments 0.1%
Certificates of Deposit 0.0%(c)
$100,000	Self Help Credit Union, 0.10%, due 4/29/2024	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 6/1/2024	100,000
		200,000
Number of Shares		Value
Investment Companies 0.1%
516,261	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(d)	$516,261
Total Short-Term Investments (Cost $716,261)		716,261
Total Investments 100.0% (Cost $417,627,766)		822,153,750
Liabilities Less Other Assets (0.0)%(c)		(87,556)
Net Assets 100.0%		$822,066,194

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of March 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at March 31, 2024 amounted to $7,516,433, which represents
0.9% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of March 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at March 31, 2024 amounted to $7,516,433, which represents 0.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 3/31/2024	Fair Value Percentage of Net Assets as of 3/31/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$3,325,160	0.4%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	2,021,577	0.2%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	2,169,696	0.3%
Total		$6,276,609	$7,516,433	0.9%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$4,191,273	$4,191,273
Electrical Equipment	—	9,972,157	—	9,972,157
Other Common Stocks#	803,948,899	—	—	803,948,899
Total Common Stocks	803,948,899	9,972,157	4,191,273	818,112,329
Preferred Stocks#	—	—	3,325,160	3,325,160
Short-Term Investments	—	716,261	—	716,261
Total Investments	$803,948,899	$10,688,418	$7,516,433	$822,153,750

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2024
Investments in Securities:
Common Stocks(1)	$4,191	$—	$—	$—	$—	$—	$—	$—	$4,191	$—
Preferred Stocks(1)	3,325	—	—	—	—	—	—	—	3,325	—
Total	$7,516	$—	$—	$—	$—	$—	$—	$—	$7,516	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 3/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$4,191,273	Market Approach	Transaction Price	$97.00	$97.00	Increase
Preferred Stocks	3,325,160	Market Approach	Transaction Price	$97.00	$97.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

March 31, 2024
Notes to Schedule of Investments Advisers Management Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend

Benchmarks:
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.